Consolidated Balance Sheets (Parenthetical) $ in Thousands		Dec. 31, 2018 USD ($) $ / shares shares	Dec. 31, 2017 USD ($) $ / shares shares
Allowance for loans | $		$ 7,012	$ 6,970
Common stock, par value | $ / shares		$ 0.01	$ 0.01
Common stock, shares authorized	[1]	9,090,909	9,090,909
Common stock, shares issued	[1]	4,366,297	4,273,085
Treasury stock, shares		31,235	27,701
Series B Preferred Stock [Member]
Preferred stock, par value | $ / shares		$ 0.01	$ 0.01
Preferred stock, share authorized		480,000	480,000
Preferred stock, share issued		0	0

[1]	Restated for 1-for-5.5 reverse stock split on August 20, 2018-See Note 1